Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Loans And Allowance For Loan Losses Tables
Schedule of loan portfolio

The Bank’s loan portfolio as of December 31 was as follows:

(Dollars in thousands)
	2013	2012
Agricultural	$37,048	$31,790
Commercial and industrial	68,530	67,365
Consumer	19,931	19,367
Real estate - commercial	96,987	93,312
Real estate - construction	890	1,056
Real estate - residential	92,580	98,578
Loans, gross	315,966	311,468
Allowance for loan losses	(4,735)	(5,852)
Loans, net	$311,231	$305,616

Schedule of activity in the allowance for loan losses and balances in the loan portfolio

Activity in the allowance for loan losses and balances in the loan portfolio were as follows:

(Dollars in thousands)

	Agricultural	Commercial and Industrial	Consumer	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Unallocated	Total
2013
Allowance for Loan Losses
Beginning balance	$140	$381	$250	$2,596	$15	$1,923	$547	$5,852
Charge-offs	(88)	(122)	(351)	(858)	—	(732)	—	(2,151)
Recoveries	6	337	175	84	—	132	—	734
Provision	120	(34)	118	20	(3)	303	(224)	300
Ending balance	$178	$562	$192	$1,842	$12	$1,626	$323	$4,735

Individually evaluated for impairment	$—	$53	$3	$699	$—	$308	$—	$1,063

Collectively evaluated for impairment	$178	$509	$189	$1,143	$12	$1,318	$323	$3,672

Loans
Individually evaluated for impairment	$452	$776	$37	$4,195	$—	$2,827		$8,287
Collectively evaluated for impairment	36,596	67,754	19,894	92,792	890	89,753		307,679
Ending balance	$37,048	$68,530	$19,931	$96,987	$890	$92,580		$315,966

	Agricultural	Commercial and Industrial	Consumer	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Unallocated	Total
2012
Allowance for Loan Losses
Beginning balance	$55	$609	$197	$2,299	$34	$1,847	$172	$5,213
Charge-offs	—	(405)	(338)	(869)	—	(887)	—	(2,499)
Recoveries	5	61	214	224	—	119	—	623
Provision	80	116	177	942	(19)	844	375	2,515
Ending balance	$140	$381	$250	$2,596	$15	$1,923	$547	$5,852

Individually evaluated for impairment	$1	$112	$—	$449	$—	$138	$—	$700

Collectively evaluated for impairment	$139	$269	$250	$2,147	$15	$1,785	$547	$5,152

Loans
Individually evaluated for impairment	$166	$198	$32	$3,723	$—	$1,820		$5,939
Collectively evaluated for impairment	31,624	67,167	19,335	89,589	1,056	96,758		305,529
Ending balance	$31,790	$67,365	$19,367	$93,312	$1,056	$98,578		$311,468

	Agricultural	Commercial and Industrial	Consumer	Commercial Real Estate	Construction Real Estate	Residential Real Estate	Unallocated	Total
2011
Allowance for Loan Losses
Beginning balance	$181	$641	$243	$1,729	$2	$1,554	$379	$4,729
Charge-offs	(45)	(228)	(361)	(1,357)	—	(1,677)	—	(3,668)
Recoveries	10	32	217	89	—	104	—	452
Provision	(91)	164	98	1,838	32	1,866	(207)	3,700
Ending balance	$55	$609	$197	$2,299	$34	$1,847	$172	$5,213

Individually evaluated for impairment	$—	$7	$—	$424	$—	$—	$—	$431

Collectively evaluated for impairment	$55	$602	$197	$1,875	$34	$1,847	$172	$4,782

Loans
Individually evaluated for impairment	$—	$163	$—	$2,758	$—	$1,580		$4,501
Collectively evaluated for impairment	38,929	58,522	18,657	103,492	1,169	94,857		315,626
Ending balance	$38,929	$58,685	$18,657	$106,250	$1,169	$96,437		$320,127

Schedule of the Bank's credit exposure

Information regarding the Bank’s credit exposure as of December 31 was as follows:

(Dollars in thousands)
Corporate Credit Exposure - Credit Risk Profile By Creditworthiness Category

	Agricultural		Commercial and Industrial		Commercial Real Estate
	2013	2012	2013	2012	2013	2012
Risk ratings 1 and 2	$8,339	$8,615	$7,333	$9,040	$3,000	$2,711
Risk rating 3	23,036	16,173	46,943	43,549	53,681	45,295
Risk rating 4	4,330	5,040	12,557	13,417	27,610	30,223
Risk rating 5	1,193	1,939	1,025	855	6,813	7,847
Risk rating 6	150	19	608	361	5,818	6,960
Risk rating 7	—	4	64	143	65	276
	$37,048	$31,790	$68,530	$67,365	$96,987	$93,312

Consumer Credit Exposure - Credit Risk Profile Based On Payment Activity

	Consumer		Construction Real Estate		Residential Real Estate
	2013	2012	2013	2012	2013	2012
Performing	$19,931	$19,334	$890	$1,056	$92,568	$98,018
Nonperforming	—	33	—	—	12	560
	$19,931	$19,367	$890	$1,056	$92,580	$98,578

Schedule of troubled debt restructurings

The following schedule provides information on loans that were considered troubled debt restructurings (“TDRs”) that were modified during the twelve months ended December 31, 2013 and December 31, 2012:

	December 31, 2013			December 31, 2012
		Pre-	Post-		Pre-	Post-
		Modification	Modification		Modification	Modification
	Number	Outstanding	Outstanding	Number	Outstanding	Outstanding
	of	Recorded	Recorded	of	Recorded	Recorded
(Dollars in thousands)	Loans	Investment	Investment	Loans	Investment	Investment
Agricultural	—	$—	$—	1	$72	$72
Commercial and industrial	1	216	216	2	159	149
Consumer	—	—	—	1	32	32
Commercial real estate	4	948	948	5	1,990	1,990
Residential real estate	2	112	112	3	353	353
	7	$1,276	$1,276	12	$2,606	$2,596

The following schedule provides information on TDRs as of December 31, 2013 and December 31, 2012 where the borrower was past due with respect to principal and/or interest for 30 days or more during the twelve months ended December 31, 2013 and December 31, 2012 that had been modified during the 12-month period prior to the default:

	With Payment Defaults During the Following Periods
	December 31, 2013		December 31, 2012
	Number	Recorded	Number	Recorded
(Dollars in thousands)	of Loans	Investment	of Loans	Investment
Agricultural	—	$—	1	$72
Commercial and industrial	—	—	2	149
Consumer	1	29	1	32
Commercial real estate	3	573	1	68
Residential real estate	1	71	—	—
	5	$673	5	$321

Schedule of impaired loans

Impaired loans by loan category as of December 31 follow:

(Dollars in thousands)

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
2013
With no related allowance recorded
Agricultural	$452	$455	$—	$204	$7
Commercial and industrial	229	300	—	85	—
Consumer	2	3	—	3	—
Commercial real estate	782	843	—	693	25
Residential real estate	891	1,128	—	456	7
Subtotal	2,356	2,729	—	1,441	39
With an allowance recorded
Agricultural	—	—	—	112	1
Commercial and industrial	547	554	53	377	11
Consumer	35	35	3	43	3
Commercial real estate	3,413	3,997	699	4,126	217
Residential real estate	1,936	1,936	308	2,207	81
Subtotal	5,931	6,522	1,063	6,865	313
Total
Agricultural	452	455	—	316	8
Commercial and industrial	776	854	53	462	11
Consumer	37	38	3	46	3
Commercial real estate	4,195	4,840	699	4,819	242
Residential real estate	2,827	3,064	308	2,663	88
Total	$8,287	$9,251	$1,063	$8,306	$352

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
2012
With no related allowance recorded
Agricultural	$94	$441	$—	$19	$—
Commercial and industrial	49	49	—	223	6
Consumer	—	—	—	—	—
Commercial real estate	577	848	—	1,586	—
Residential real estate	—	—	—	1,366	48
Subtotal	720	1,338	—	3,194	54
With an allowance recorded
Agricultural	72	72	1	14	1
Commercial and industrial	149	169	112	112	—
Consumer	32	32	—	6	—
Commercial real estate	3,146	3,193	449	1,576	24
Residential real estate	1,820	1,820	138	364	20
Subtotal	5,219	5,286	700	2,072	45
Total
Agricultural	166	513	1	33	1
Commercial and industrial	198	218	112	335	6
Consumer	32	32	—	6	—
Commercial real estate	3,723	4,041	449	3,162	24
Residential real estate	1,820	1,820	138	1,730	68
Total	$5,939	$6,624	$700	$5,266	$99

Schedule of aging analysis of loans by loan category

An aging analysis of loans by loan category as of December 31 follows:

(Dollars in thousands)

			Greater				90 Days Past
	30 to 59	60 to 89	Than 90		Loans Not	Total	Due and
	Days (1)	Days (1)	Days (1)	Total (1)	Past Due	Loans	Accruing
2013
Agricultural	$9	$1	$428	$438	$36,610	$37,048	$—
Commercial and industrial	93	352	73	518	68,012	68,530	—
Consumer	60	7	—	67	19,864	19,931	—
Commercial real estate	901	884	242	2,027	94,960	96,987	—
Construction real estate	—	—	—	—	890	890	—
Residential real estate	673	186	167	1,026	91,554	92,580	11
	$1,736	$1,430	$910	$4,076	$311,890	$315,966	$11
2012
Agricultural	$261	$—	$—	$261	$31,529	$31,790	$—
Commercial and industrial	102	4	198	304	67,061	67,365	—
Consumer	173	28	33	234	19,133	19,367	1
Commercial real estate	64	68	339	471	92,841	93,312	—
Construction real estate	—	—	—	—	1,056	1,056	—
Residential real estate	1,439	691	559	2,689	95,889	98,578	29
	$2,039	$791	$1,129	$3,959	$307,509	$311,468	$30

(1)	Includes nonaccrual loans

Schedule of nonaccrual loans by loan category

Nonaccrual loans by loan category as of December 31 follow:

(Dollars in thousands)

	2013	2012
Agricultural	$452	$94
Commercial and industrial	372	220
Consumer	2	33
Commercial real estate	1,606	1,230
Construction real estate	—	—
Residential real estate	691	754
	$3,123	$2,331